UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Boston Provident, L.P.
Address: 717 Fifth Avenue
         Floor 12A
         New York, New York  10022

13F File Number:  028-04601

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Ward
Title:     Chief Compliance Officer
Phone:     (212) 421-3737

Signature, Place, and Date of Signing:

 /s/   David Ward     New York, NY/USA     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    27

Form 13F Information Table Value Total:    $108,921 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALTISOURCE PORTFOLIO SOLNS S   REG SHS          L0175J104     9872   114454 SH       SOLE                   114454        0        0
APOLLO GLOBAL MGMT LLC         CL A SHS         037612306     9198   627435 SH       SOLE                   627435        0        0
ATLAS ENERGY LP                COM UNITS LP     04930A104     1224    35430 SH       SOLE                    35430        0        0
ATLAS RESOURCE PARTNERS LP     COM UNT LTD PR   04941A101      289    11325 SH       SOLE                    11325        0        0
BANCORP INC DEL                COM              05969A105     1467   142865 SH       SOLE                   142865        0        0
BLACKSTONE GROUP L P           COM UNIT LTD     09253U108    11617   813509 SH       SOLE                   813509        0        0
CAPITALSOURCE INC              COM              14055X102     2498   329592 SH       SOLE                   329592        0        0
CARLYLE GROUP L P              COM UTS LTD PTN  14309L102     5634   214728 SH       SOLE                   214728        0        0
CIT GROUP INC                  COM NEW          125581801     3343    84877 SH       SOLE                    84877        0        0
CITIGROUP INC                  COM NEW          172967424    13772   420896 SH       SOLE                   420896        0        0
CITIZENS REPUBLIC BANCORP IN   COM NEW          174420307     1537    79416 SH       SOLE                    79416        0        0
COWEN GROUP INC NEW            CL A             223622101     3092  1143139 SH       SOLE                  1143139        0        0
DORAL FINL CORP                COM NEW          25811P886     3244  3448933 SH       SOLE                  3448933        0        0
FIRST CALIFORNIA FINANCIAL G   COM NEW          319395109     2697   387503 SH       SOLE                   387503        0        0
HOME LN SERVICING SOLUTIONS    ORD SHS          G6648D109     6593   405000 SH       SOLE                   405000        0        0
INTERVEST BANCSHARES CORP      COM              460927106     1257   330788 SH       SOLE                   330788        0        0
KKR & CO L P DEL               COM UNITS        48248M102     4438   293704 SH       SOLE                   293704        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306     5666   563736 SH       SOLE                   563736        0        0
LAZARD LTD                     SHS A            G54050102     1339    45808 SH       SOLE                    45808        0        0
MONTPELIER RE HOLDINGS LTD     SHS              G62185106      885    40000 SH       SOLE                    40000        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201     4979   121444 SH       SOLE                   121444        0        0
OCH ZIFF CAP MGMT GROUP        CL A             67551U105      947    98008 SH       SOLE                    98008        0        0
OCWEN FINL CORP                COM NEW          675746309     9666   352651 SH       SOLE                   352651        0        0
ORIENTAL FINL GROUP INC        COM              68618W100      858    81567 SH       SOLE                    81567        0        0
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605      114    17571 SH       SOLE                    17571        0        0
WHITE RIVER CAPITAL INC        COM              96445P105     1624    71893 SH       SOLE                    71893        0        0
XENITH BANKSHARES INC          COM              98410X105     1071   227775 SH       SOLE                   227775        0        0